Property and Equipment - Components of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Property, Plant and Equipment [Line Items]
Land	$ 4,146	$ 3,979
Buildings	1,748	913
Leasehold improvements	222,781	215,612
Equipment and fixtures	67,710	59,879
Capital leases	8,527	4,989
Construction in progress	8,097	13,572
Subtotal	313,009	298,944
Less: accumulated depreciation	(169,857)	(139,742)
Total property and equipment, net	$ 143,152	$ 159,202
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated life	30 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	15 years
Equipment and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Equipment and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Capital leases [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Capital leases [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years